Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	€ 42.2	€ 51.8
Acquisitions through business combinations, other provisions		4.1
Additional provision in the period	5.9	6.1
Release of provision	(4.0)	(4.1)
Utilization of provision	(6.0)	(16.7)
Foreign exchange	(0.7)	1.0
Provisions, ending balance	37.4	42.2
Provisions	37.4	42.2
Current	36.1	39.3
Non-current	(1.3)	(2.9)
Provisions	(37.4)	(42.2)
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	5.6	12.9
Additional provision in the period	2.6	2.6
Release of provision	(0.6)	(0.1)
Utilization of provision	(2.5)	(9.8)
Foreign exchange	(0.3)	0.0
Provisions, ending balance	4.8	5.6
Provisions related to other taxes
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	7.9	6.6
Acquisitions through business combinations, other provisions		0.3
Additional provision in the period	0.9	1.0
Release of provision	0.0	0.0
Utilization of provision	(0.1)	0.0
Foreign exchange	0.0	0.0
Provisions, ending balance	8.7	7.9
Other
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	28.7	32.3
Acquisitions through business combinations, other provisions		3.8
Additional provision in the period	2.4	2.5
Release of provision	(3.4)	(4.0)
Utilization of provision	(3.4)	(6.9)
Foreign exchange	(0.4)	1.0
Provisions, ending balance	€ 23.9	€ 28.7